Employee Benefits (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Employee benefits [Abstract]
1% increase in the Discount Rate (Gain)	$ 2,495,883	$ 1,833,192
1% decrease in the Discount Rate (Loss)	$ (2,862,682)	$ (2,101,740)